Pay vs Performance Disclosure - USD ($)		8 Months Ended	12 Months Ended
		Dec. 31, 2024	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Fiscal Year	Summary Compensation Table Total for PEO (1) (2)	Compensation Actually Paid for PEO (1) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2) (4)	Average Compensation Actually Paid to Non-PEO NEOs (3) (4)	Value of $100 investment in Company based on: Total Shareholder Return	Net Loss
Transition Period	307,793	9,353,479	2,530,468	4,645,193	$633	$43,613,971
2024	1,790,497	2,337,134	539,442	526,097	$38	$24,052,629
2023	826,352	826,352	916,280	296,903	$22	$27,087,737
2022	408,933	408,933	851,105	(82,983)	$50	$11,689,127

Named Executive Officers, Footnote [Text Block]
(1)	Jeffrey Thompson, Chief Executive Officer, was the PEO for all fiscal years.

PEO Total Compensation Amount	[1],[2]	$ 307,793	$ 1,790,497	$ 826,352	$ 408,933
PEO Actually Paid Compensation Amount	[1],[3]	9,353,479	2,337,134	826,352	408,933
Non-PEO NEO Average Total Compensation Amount	[2],[4]	2,530,468	539,442	916,280	851,105
Non-PEO NEO Average Compensation Actually Paid Amount	[3],[4]	$ 4,645,193	526,097	296,903	(82,983)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4)	During the Transition Period, there were three Non-PEO NEO’s, Leah Lunger, Former Chief Financial Officer, Geoffrey Hitchcock, Chief Revenue Officer, and George Matus, Former Chief Technology Officer. During 2024, there were four Non-PEO NEO’s, Joseph Hernon, Former Chief Financial Officer, Allan Evans, Former Chief Operating Officer, Leah Lunger, Former Chief Financial Officer, and George Matus, Former Chief Technology Officer. During 2023 and 2022, the were two Non-PEO NEO’s, Allan Evans, Former Chief Operating Officer, and Joseph Hernon, Former Chief Financial Officer.

A reconciliation of Compensation reported per SCT to that reported for CAP is as follows:

	Transition Period		2024		2023		2022
	Jeffrey Thompson	Average Non-PEO NEOs	Jeffrey Thompson	Average Non-PEO NEOs	Jeffrey Thompson	Average Non-PEO NEOs	Jeffrey Thompson	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$307,793	$2,530,468	$1,790,497	$539,442	$826,352	$916,280	$408,933	$851,105
Less: Equity awards reported in Summary Compensation Table	-	(2,349,417)	(1,323,750)	(344,973)	(347,582)	(551,930)	-	(530,371)
Fair value of Equity Awards Issued in indicated Fiscal Year, as of:
Date of vesting in indicated Fiscal Year	-	761,500	-	44,783	347,582	221,190	-	92,700
End of indicated Fiscal Year, if unvested	-	3,533,750	1,870,387	262,953	-	-	-	304,500
Change in Fair Value of Equity Awards Issued in Prior Fiscal Year as of:
Date of vesting in current Fiscal Year	(102,369)	35,757	-	(1,839)	-	534,166	-	824,047
End of current Fiscal Year, if unvested	9,148,055	133,135	-	25,730	-	(822,803)	-	(1,624,964)
Compensation Actually Paid (CAP)	$9,353,479	$4,645,193	$2,337,134	$526,097	$826,352	$296,903	$408,933	$(82,983)

Total Shareholder Return Amount		$ 633	38	22	50
Net Income (Loss) Attributable to Parent		$ 43,613,971	$ 24,052,629	$ 27,087,737	$ 11,689,127
PEO Name		Jeffrey Thompson	Jeffrey Thompson	Jeffrey Thompson	Jeffrey Thompson
Additional 402(v) Disclosure [Text Block]

(3)	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The Amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).

Jeffrey Thompson [Member] | Equity Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (1,323,750)	$ (347,582)
Jeffrey Thompson [Member] | Fair value of Equity Awards Issued in indicated Fiscal Year, as of Date of vesting in indicated Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				347,582
Jeffrey Thompson [Member] | Fair value of Equity Awards Issued in indicated Fiscal Year, as of End of indicated Fiscal Year, if unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,870,387
Jeffrey Thompson [Member] | Change in Fair Value of Equity Awards Issued in Prior Fiscal Year as of Date of Vesting in Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(102,369)
Jeffrey Thompson [Member] | Change in Fair Value of Equity Awards Issued in Prior Fiscal Year as of End of Current Fiscal Year, If Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,148,055
Non-PEO NEO [Member] | Equity Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,349,417)	(344,973)	(551,930)	(530,371)
Non-PEO NEO [Member] | Fair value of Equity Awards Issued in indicated Fiscal Year, as of Date of vesting in indicated Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		761,500	44,783	221,190	92,700
Non-PEO NEO [Member] | Fair value of Equity Awards Issued in indicated Fiscal Year, as of End of indicated Fiscal Year, if unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,533,750	262,953		304,500
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Issued in Prior Fiscal Year as of Date of Vesting in Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		35,757	(1,839)	534,166	824,047
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Issued in Prior Fiscal Year as of End of Current Fiscal Year, If Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 133,135	$ 25,730	$ (822,803)	$ (1,624,964)

[1]	Jeffrey Thompson, Chief Executive Officer, was the PEO for all fiscal years.
[2]	Amounts in this column represent the “Total” column set forth above in the Summary Compensation Table (“SCT”). See the footnotes to the SCT for further detail regarding the amounts in these columns.
[3]	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The Amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).
[4]	During the Transition Period, there were three Non-PEO NEO’s, Leah Lunger, Former Chief Financial Officer, Geoffrey Hitchcock, Chief Revenue Officer, and George Matus, Former Chief Technology Officer. During 2024, there were four Non-PEO NEO’s, Joseph Hernon, Former Chief Financial Officer, Allan Evans, Former Chief Operating Officer, Leah Lunger, Former Chief Financial Officer, and George Matus, Former Chief Technology Officer. During 2023 and 2022, the were two Non-PEO NEO’s, Allan Evans, Former Chief Operating Officer, and Joseph Hernon, Former Chief Financial Officer.